Subsequent Events (Details) - Subsequent Event [Member]	Oct. 04, 2021 USD ($) $ / shares shares
Subsequent Events (Details) [Line Items]
Subsequent events, description	(a) 360,000,000 by (b) the fully diluted shares of MoonLake prior to the Closing by (c) 10. Substantially all of the assets and business of MoonLake and the Company will be held by MoonLake as the operating company following the Closing. At the Closing, the Company will change its name to “MoonLake Immunotherapeutics.”
Class A Ordinary Shares [Member]
Subsequent Events (Details) [Line Items]
Number of shares subscribed | shares	11,500,000
Price per share | $ / shares	$ 10
Aggregate purchase price | $	$ 115,000,000